Net Periodic Benefit Cost - Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Net periodic benefit cost
Service cost	$ 91	$ 93	$ 128
Interest cost	180	183	211
Expected return on plan assets	(291)	(298)	(270)
Amortization of net losses and other deferred amounts	163	149	192
Settlement losses		2	2
Net periodic benefit cost	143	129	220
Pension benefits | Discontinued Operations
Net periodic benefit cost
Net periodic benefit cost			(43)
OPEB
Net periodic benefit cost
Service cost	1	2	4
Interest cost	7	8	14
Amortization of net loss and prior service credit	(26)	(19)	(11)
Curtailment		(4)
Net periodic benefit cost	$ (18)	$ (13)	$ 7